PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Buildings	$25,140,538	$25,192,351
Machinery and equipment	7,728,477	6,847,546
Office equipment and furniture	905,368	928,429
Automobiles	546,243	779,065
Leasehold improvements	37,096,380	40,751,384
Construction-in-progress (“CIP”)	2,546,715	-
Total	73,963,721	74,498,775
Less: Accumulated depreciation	(12,444,667)	(12,538,764)
Impairment of property, plant and equipment	(215,727)	(273,162)
Property, plant and equipment, net	$61,303,327	$61,686,849